Note 14 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
			Weighted average
		Weighted	remaining
	Number of	average	contractual life	Aggregate
	options	exercise price	(years)	intrinsic value

Shares issuable under options - Beginning of period	2,420,749	$133.65
Granted	568,500	164.15
Exercised	(586,245)	99.54
Shares issuable under options - December 31, 2024	2,403,004	$149.19	2.6	$76,495
Options exercisable - End of period	961,429	$143.36	1.6	$36,207

Stock Options Exercised [Table Text Block]
2024

Number of options exercised	586,245

Aggregate fair value	$100,654
Intrinsic value	42,300
Amount of cash received	58,354

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2024

Risk free rate	4.2%
Expected life in years	4.67
Expected volatility	32.0%
Dividend yield	0.6%

Weighted average fair value per option granted	$54.48